Redeemable Convertible Preferred Shares (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 06, 2016	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Redeemable Convertible Preferred Shares (Textual)
Dividend - convertible redeemable preferred stock		$ 343,200
Convertible Redeemable Class A Preferred Shares [Member]
Redeemable Convertible Preferred Shares (Textual)
Preferred shares issued	715,000	715,000		715,000
Preferred shares, par value
Annual dividend percentage	8.00%
Gross proceeds private placement	$ 8,580,000
Redeemable share price	$ 12.00
Exceeds after closing of business combination	The Class A preferred shares are automatically convertible on the date on which the average closing price of the Company's ordinary shares for three consecutive trading days, that is equal to or exceeds US$16.00, provided that such date is after the closing of the Business Combination.
Dividend - convertible redeemable preferred stock		$ 343,200		$ 686,400
Outstanding balance Class A Preferred value		$ 9,995,727		$ 9,652,527
Shares issued for conversion, percentage		80.00%